Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and Operations [Abstract]
Organization and Operations

Note 1 – Organization and Operations

Creatd, Inc., formerly Jerrick Media Holdings, Inc. (“we,” “us,” the “Company,” or “Creatd”), is a technology company focused on providing economic opportunities for creators, which it accomplishes through its four main business pillars: Creatd Labs, Creatd Partners, Creatd Ventures, and Creatd Studios. Creatd’s flagship product, Vocal, delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Creatd’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests.

The Company was originally incorporated under the laws of the State of Nevada on December 30, 1999, under the name LILM, Inc. The Company changed its name on December 3, 2013, to Great Plains Holdings, Inc. as part of its plan to diversify its business.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Merger”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, pursuant to the Merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 475,000 shares of GTPH’s common stock. In connection therewith, GTPH acquired 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 39,091 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick.

Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

On September 11, 2019, the Company acquired 100% of the membership interests of Seller’s Choice, LLC, a New Jersey limited liability company (“Seller’s Choice”), a digital e-commerce agency.

On September 9, 2020, the Company filed a certificate of amendment with the Secretary of State of the State of Nevada to change our name to “Creatd, Inc.”, which became effective on September 10, 2020.

On June 4, 2021, the Company acquired 89% of the membership interests of Plant Camp, LLC, a Delaware limited liability company (“Plant Camp”), which the Company subsequently rebranded as Camp. Camp is a direct-to-consumer (DTC) food brand which creates healthy upgrades to classic comfort food favorites. The results of Plant Camp’s operations have been included since the date of acquisition in the Statements of Operations.

On July 20, 2021, the Company acquired 44% of the membership interests of WHE Agency, Inc. WHE Agency, Inc, is a talent management and public relations agency based in New York (“WHE”).

On January 9, 2023, the Company acquired an additional 51% of the equity interest in WHE Agency, Inc. bringing our total ownership to 95%. WHE has been consolidated due to the Company’s ownership of 55% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Between October 21, 2020, and August 16, 2021, the Company acquired 21% of the membership interests of Dune, Inc. Dune, Inc. is a direct-to-consumer brand focused on promoting wellness through its range of health-oriented beverages.

On October 3, 2021, the Company acquired an additional 29% of the membership interests of Dune, Inc., bringing our total membership interests to 50%. Dune, Inc., has been consolidated due to the Company’s ownership of 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

On January 25, 2023, the Company acquired an additional 23% equity interest in Dune, Inc. bringing our total ownership to 85%. Dune, Inc., has been consolidated due to the Company’s ownership of 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

On March 7, 2022, the Company acquired 100% of the membership interests of Denver Bodega, LLC, d/b/a Basis, a Colorado limited liability company (“Basis”). Basis is a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Denver Bodega, LLC has been consolidated due to the Company’s ownership of 100% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

On August 1, 2022, the Company acquired 51% of the membership interests of Orbit Media LLC, a New York limited liability company. Orbit is an app-based stock trading platform designed to empower a new generation of investors.

On February 3, 2023, the Company acquired an additional 5% of the membership interests of Orbit Media, LLC., bringing our total membership interests to 56%. Orbit has been consolidated due to the Company’s ownership of 51% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

On September 13, 2022, the Company acquired 100% of the membership interests of Brave Foods, LLC, a Maine limited liability company. Brave is a plant-based food company that provides convenient and healthy breakfast food products. Brave Foods, LLC has been consolidated due to the Company’s ownership of 100% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

On December 13, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 150,000 shares of common stock of OG for a purchase price of $750,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

February 1, 2023, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On May 30, 2023, the Company acquired an additional 15% equity interest in Dune, Inc. bringing our total ownership to 100%. Dune, Inc., has been consolidated due to the Company’s ownership of 50% voting control, and the results of operations have been included since the date of acquisition on October 3, 2021, in the Statements of Operations.

On June 30, 2023, the Company acquired an additional 10% of the membership interests of Plant Camp, LLC, bringing our total ownership to 100%. Plant Camp, LLC has been consolidated due to the Company’s ownership of 50% voting control, and the results of operations have been included since the date of acquisition on June 4, 2021, in the Statements of Operations.

On July 28, 2023, the Company acquired an additional 17.5% of the membership interests of Orbit Media, LLC., bringing our total membership interests to 74%. Orbit has been consolidated due to the Company’s ownership of 51% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

Note 1 – Organization and Operations

Creatd, Inc., formerly Jerrick Media Holdings, Inc. (“we,” “us,” the “Company,” or “Creatd”), is a technology company focused on providing economic opportunities for creators, which it accomplishes through its four main business pillars: Creatd Labs, Creatd Partners, Creatd Ventures, and Creatd Studios. Creatd’s flagship product, Vocal, delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Creatd’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests.

The Company was originally incorporated under the laws of the State of Nevada on December 30, 1999 under the name LILM, Inc. The Company changed its name on December 3, 2013 to Great Plains Holdings, Inc. as part of its plan to diversify its business.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Merger”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, pursuant to the Merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 475,000 shares of GTPH’s common stock. In connection therewith, GTPH acquired 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 39,091 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick.

Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

On September 11, 2019, the Company acquired 100% of the membership interests of Seller’s Choice, LLC, a New Jersey limited liability company (“Seller’s Choice”), a digital e-commerce agency.

On September 9, 2020, the Company filed a certificate of amendment with the Secretary of State of the State of Nevada to change our name to “Creatd, Inc.”, which became effective on September 10, 2020.

On June 4, 2021, the Company acquired 89% of the membership interests of Plant Camp, LLC, a Delaware limited liability company (“Plant Camp”), which the Company subsequently rebranded as Camp. Camp is a direct-to-consumer (DTC) food brand which creates healthy upgrades to classic comfort food favorites. The results of Plant Camp’s operations have been included since the date of acquisition in the Statements of Operations.

On July 20, 2021, the Company acquired 44% of the membership interests of WHE Agency, Inc. WHE Agency, Inc, is a talent management and public relations agency based in New York (“WHE”). WHE has been consolidated due to the Company’s ownership of 55% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Between October 21, 2020, and August 16, 2021, the Company acquired 21% of the membership interests of Dune, Inc. Dune, Inc. is a direct-to-consumer brand focused on promoting wellness through its range of health-oriented beverages.

On October 3, 2021, the Company acquired an additional 29% of the membership interests of Dune, Inc., bringing our total membership interests to 50%. Dune, Inc., has been consolidated due to the Company’s ownership of 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

On March 7, 2022, the Company acquired 100% of the membership interests of Denver Bodega, LLC, d/b/a Basis, a Colorado limited liability company (“Basis”). Basis is a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Denver Bodega, LLC has been consolidated due to the Company’s ownership of 100% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

On August 1, 2022, the Company acquired 51% of the membership interests of Orbit Media LLC, a New York limited liability company. Orbit is a app-based stock trading platform designed to empower a new generation of investors. Orbit has been consolidated due to the Company’s ownership of 51% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

On September 13, 2022, the Company acquired 100% of the membership interests of Brave Foods, LLC, a Maine limited liability company. Brave is a plant-based food company that provides convenient and healthy breakfast food products. Brave Foods, LLC has been consolidated due to the Company’s ownership of 100% voting control, and the results of operations have been included since the date of acquisition in the Statement of Operations.

On December 13, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 150,000 shares of common stock of OG for a purchase price of $750,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.